Capital and funding - Summary of Share Capital (Details) £ / shares in Units, € in Millions, £ in Millions	11 Months Ended	12 Months Ended
	Nov. 28, 2020 € / £	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2025 EUR (€) shares	Dec. 08, 2025 £ / shares	Dec. 07, 2025 £ / shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2024 EUR (€) shares
Disclosure of classes of share capital [line items]
Share consolidation ratio					0.8889
Nominal value (in pound sterling per share) | £ / shares		£ 3.5			£ 3.5	£ 3.11	£ 3.11
Number of treasury shares cancelled (in shares)		13,288,138
Ordinary shares
Disclosure of classes of share capital [line items]
Reduction in number of shares for share consolidation (in shares)		279,078,800
Number of treasury shares cancelled (in shares)		64,913,291	112,746,434
Unilever PLC
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | €				€ 85				€ 88
Conversion rate for ordinary shares nominal value (in euro per GBP) | € / £	1.121
Unilever PLC | Ordinary shares
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		£ 76.3					£ 78.4
Number of shares issued (in shares)		2,181,005,247		2,181,005,247			2,521,497,338	2,521,497,338
Number of ordinary shares issued (in shares)		3,500,000